NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED FEBRUARY 28, 2025

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

July 31, 2024

Nuveen Multistate Trust I

Statement of Additional Information dated

September 30, 2024

Nuveen Multistate Trust II

Statement of Additional Information dated

June 28, 2024

Nuveen Multistate Trust III

Statement of Additional Information dated

September 30, 2024

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 30, 2024

Nuveen Investment Trust

Statement of Additional Information dated

October 31, 2024

Nuveen Investment Trust II

Statement of Additional Information dated

October 31, 2024

Statements of Additional Information dated

November 29, 2024

Statement of Additional Information dated

December 30, 2024

Nuveen Investment Trust III

Statement of Additional Information dated

December 30, 2024

Nuveen Investment Trust V

Statement of Additional Information dated

May 1, 2024

Statement of Additional Information dated

December 30, 2024

Nuveen Managed Accounts Portfolios Trust

Statement of Additional Information dated

November 29, 2024

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

May 1, 2024

Statement of Additional Information dated

July 31, 2024

Statement of Additional Information dated

September 30, 2024

Statement of Additional Information dated

December 30, 2024

The following is added to the end of the section entitled “Disclosure of Portfolio Holdings”:

In addition, your Fund, the Adviser or the Sub-Adviser may distribute certain portfolio attribution analyses and related data and commentary (“Portfolio Data”). Specifically, your Fund, the Adviser or the Sub-Adviser may provide oral or written information about the Fund, including, but not limited to, how the Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of the Fund’s return by asset class, sector, industry and country, among other factors, as well as how various factors impacted Fund performance as compared to its benchmark. Portfolio Data may also include various financial characteristics of the Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

Portfolio Data may be based on your Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period, so long as that portfolio has been made publicly available. Portfolio Data may be provided to members of the press, participants in the Fund, persons considering investing in the Fund, or representatives of such participants or potential participants, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While your Fund, the Adviser or the Sub-Adviser will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact your Fund for information about obtaining Portfolio Data. The Fund, Adviser or Sub-Adviser may restrict access to any or all Portfolio Data in their sole discretion, including, but not limited to, if the Fund, Adviser or Sub-Adviser believe the release of such Portfolio Data may be harmful to the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SAISUP-0225P